Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 8,974	$ 5,782
Interest bearing deposits with banks	12,449	7,843
Federal funds sold		3,000
Cash and cash equivalents	21,423	16,625
Securities available for sale	150,263	145,815
Securities held to maturity, fair value 2011: $177, 2010: $179	171	170
Loans receivable (net of allowance for loan losses 2011: $5,458; 2010: $5,616)	452,449	351,239
Investment in Federal Home Loan Bank Stock, at cost	3,593	3,361
Premises and equipment, net	7,479	4,904
Bank owned life insurance	11,887	8,249
Accrued interest receivable	2,468	2,166
Foreclosed real estate owned	2,910	748
Goodwill	9,715
Other intangibles	800	13
Other assets	5,656	3,715
Total Assets	668,814	537,005
LIABILITIES
Deposits: Non-interest bearing demand	71,959	62,238
Deposits: Interest-bearing demand	51,161	38,168
Deposits: Money market deposit accounts	114,007	70,812
Deposits: Savings	66,866	50,341
Deposits: Time	221,774	172,306
Total Deposits	525,767	393,865
Short-term borrowings	21,794	33,309
Other borrowings	27,670	38,000
Accrued interest payable	1,321	1,536
Other liabilities	4,201	2,597
Total Liabilities	580,753	469,307
STOCKHOLDERS' EQUITY
Common stock, $.10 par value per share, authorized 10,000,000; shares issued 2011: 3,371,866 shares, 2010: 2,840,872 shares	337	284
Surplus	24,660	9,826
Retained earnings	62,308	58,648
Treasury stock at cost: 2011: 87,370 shares, 2010: 72,068 shares	(2,559)	(2,197)
Accumulated other comprehensive income	3,315	1,137
Total Stockholders' Equity	88,061	67,698
Total Liabilities and Stockholders' Equity	$ 668,814	$ 537,005